Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Payroll and payroll related expenses			$ 503,629
Rent expenses - related party			3,124,800
Legal expenses			325,000
Consulting expenses			268,684
CEO expenses			179,075
Other accrued expenses and current liabilities			340,307
Total accrued expenses and other current liabilities	$ 1,039,096	$ 1,911,722	$ 4,741,495
Previously Reported [Member]
Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Payroll and payroll related expenses		605,138
Rent expenses - related party		3,657,000
Legal expenses		783,695
Consulting expenses		80,917
CEO expenses
Other accrued expenses and current liabilities		442,572
Total accrued expenses and other current liabilities		$ 5,569,322